NONCONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (6,905)
Net loss attributable to noncontrolling interest		$ (7,048)	$ (4,146)
Deconsolidated noncontrolling interest	226,999
Noncontrolling interest at the end of the year		$ (6,905)
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners		49.00%	49.00%	49.00%
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	(6,905)	$ (173,820)	$ (178,806)
Net loss attributable to noncontrolling interest		(7,048)	(4,146)
Deconsolidated noncontrolling interest		173,820
Foreign currency translation adjustment attributable to noncontrolling interest		143	9,132
Reclassified to retained deficits - January 1, 2022	7,048
Reclassified to accumulated other comprehensive income - January 1, 2022	$ (143)
Noncontrolling interest at the end of the year		$ (6,905)	$ (173,820)